Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 4,816	$ 814
Liabilities measured at fair value on a recurring basis	1,204	3,412
Interest rate swaps, collars and caps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	4,816	814
Liabilities measured at fair value on a recurring basis	$ 1,204	$ 3,412